Equity Incentive Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity Incentive Plan

Note 5 –Equity Incentive Plan

The following table is a summary of the Company’s stock options outstanding as of June 30, 2012 and changes therein during the six months then ended:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Weighted Average Contractual Life (years)
Outstanding—December 31, 2011	2,056,660	$3.22	$9.95	7.02
Granted	—	—	—	—
Forfeited	(3,560)	3.22	9.94	—
Exercised	—	—	—	—

Outstanding—June 30, 2012	2,053,100	$3.22	$9.95	6.57

Exercisable—June 30, 2012	1,240,040	$3.22	$9.95	6.57

Expected future stock option expense related to the non-vested options outstanding as of June 30, 2012 is $2.1 million over an average period of 1.6 years.

The following is a summary of the status of the Company’s restricted share awards as of June 30, 2012 and changes therein during the six months then ended.

	Number of Shares Awarded	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2011	488,830	$9.97
Granted	—	—
Vested	(162,650)	9.96
Forfeited	(1,240)	9.94

Non-vested at June 30, 2012	324,940	$9.97

Expected future stock award expense related to the non-vested restricted share awards as of June 30, 2012 is $2.6 million over an average period of 1.6 years.

During the three and six months ended June 30, 2012, the Company recorded $742,000 and $1.5 million of stock-based compensation related to the above plans, respectively. During the three and six months ended June 30, 2011, the Company recorded $775,000 and $1.5 million of stock-based compensation related to the above plans, respectively.

(11)	Equity Incentive Plan

The Company maintains the Northfield Bancorp, Inc. 2008 Equity Incentive Plan to grant common stock or options to purchase common stock at specific prices to directors and employees of the Company. The Plan provides for the issuance or delivery of up to 3,073,488 shares of Northfield Bancorp, Inc. common stock subject to certain Plan limitations. 157,538 shares of stock remain available for issuance under the Plan as of December 31, 2011. All stock options and restricted stock granted to date vests in equal installments over a five year period beginning one year from the date of grant. The vesting of options and restricted stock awards may accelerate in accordance with terms of the plan. Stock options were granted at an exercise price equal to the fair value of the Company’s common stock on the grant date based on quoted market prices and all have an expiration period of ten years. The fair value of stock options granted on January 30, 2009, was estimated utilizing the Black-Scholes option pricing model using the following assumptions: an expected life of 6.5 years utilizing the simplified method, risk-free rate of return of 2.17%, volatility of 35.33% and a dividend yield of 1.61%. The fair value of stock options granted on May 29, 2009, was estimated utilizing the Black-Scholes option pricing model using the following assumptions: an expected life of 6.5 years utilizing the simplified method, risk-free rate of return of 2.88%, volatility of 38.39% and a dividend yield of 1.50%. The fair value of stock options granted on January 30, 2010, was estimated utilizing the Black-Scholes option pricing model using the following assumptions: an expected life of 6.5 years utilizing the simplified method, risk-free rate of return of 2.90%, volatility of 38.29% and a dividend yield of 1.81%. The Company is expensing the grant date fair value of all employee and director share-based compensation over the requisite service periods on a straight-line basis.

During the years ended December 31, 2011, 2010 and 2009, the Company recorded $3.0 million, $3.0 million and $2.9 million, respectively, of stock-based compensation

The following table is a summary of the Company’s non-vested stock options as of December 31, 2011, and changes therein during the year then ended:

		Weighted	Weighted	Weighted
		Average	Average	Average
	Number of	Grant Date	Exercise	Contractual
	Stock Options	Fair Value	Price	Life (years)
Outstanding- December 31, 2008	—	$—	$—	—
Granted	2,106,400	3.22	9.94	10.00
Exercised	(23,000)	3.22	9.94	—

Outstanding- December 31, 2009	2,083,400	3.22	9.94	9.08
Granted	3,000	4.66	13.24	10.00
Exercised	(13,860)	3.22	9.94	—

Outstanding- December 31, 2010	2,072,540	3.22	9.94	8.09
Granted	—	—	—	—
Exercised	(15,880)	3.22	9.94	—

Outstanding- December 31, 2011	2,056,660	$3.22	$9.95	7.02

Exercisable- December 31, 2011	824,080	$3.22	$9.94	6.98

Expected future stock option expense related to the non-vested options outstanding as of December 31, 2011, is $2.8 million over an average period of 2.1 years.

The following is a summary of the status of the Company’s restricted shares as of December 31, 2011, and changes therein during the year then ended.

		Weighted
	Number of	Average
	Shares	Grant Date
	Awarded	Fair Value
Non-vested at December 31, 2008	—	$—
Granted	836,650	9.94
Vested	—	—
Forfeited	(11,500)	9.94

Non-vested at December 31, 2009	825,150	9.94
Granted	4,400	13.24
Vested	(175,670)	9.94

Non-vested at December 31, 2010	653,880	9.97
Granted	—	—
Vested	(165,050)	9.96

Non-vested at December 31, 2011	488,830	$9.97

Expected future stock award expense related to the non-vested restricted awards as of December 31, 2011, is $3.5 million over an average period of 2.1 years.

Upon the exercise of stock options, management expects to utilize treasury stock as the source of issuance for these shares.